COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Minimum lease commitments of certain subsidiaries under non-cancelable operating lease agreements with respect to premises occupied by them, at rates in effect subsequent to December 31, 2016, are as follows:

Lease
Year ending December 31,	commitments

2017	$1,661
2018	1,176
2019	312

$3,149

Space Segment Services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum payments due for space segment services to be rendered subsequent to December 31, 2016, are as follows:
Year ending December 31,

2017	$7,960
2018	1,878
2019	123

$9,961